PRINCIPAL ACCOUNTING POLICIES - Disaggregation Of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Losses from services	¥ (2,471,127)	$ (387,774)	¥ (1,705,176)	¥ (1,669,781)
Total revenues	6,866,262	$ 1,077,466	5,739,989	3,099,698
Operations and support costs
Disaggregation of Revenue [Line Items]
Rider incentives	88,494		143,916	192,243
Rider incentives attributable to transactions where the Group acts as a principal	64,261		114,229	158,763
Consumer incentives	715,883		2,223,109	321,178
Selling and marketing expenses
Disaggregation of Revenue [Line Items]
Consumer incentives	1,166,032		0	937,713
Dada Now platform
Disaggregation of Revenue [Line Items]
Total revenues	2,820,712		3,434,578	1,996,785
Dada Now platform | Services
Disaggregation of Revenue [Line Items]
Total revenues	2,753,458		3,377,653	1,954,834
Dada Now platform | On-demand delivery services
Disaggregation of Revenue [Line Items]
Total revenues	1,681,121		763,699	216,242
Dada Now platform | On-demand delivery services | Operations and support costs
Disaggregation of Revenue [Line Items]
Losses from services	95,281		76,989	96,131
Dada Now platform | Sales of goods
Disaggregation of Revenue [Line Items]
Total revenues	67,254		56,925	41,951
JDDJ platform | Services
Disaggregation of Revenue [Line Items]
Total revenues	4,045,550		2,305,411	1,102,913
JDDJ platform | Fulfillment services and others
Disaggregation of Revenue [Line Items]
Total revenues	1,694,968		1,093,862	642,907
JDDJ platform | Commission fee, and advertising and marketing services
Disaggregation of Revenue [Line Items]
Total revenues	¥ 2,350,582		¥ 1,211,549	¥ 460,006